General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Corporate administrative costs	$ 1,366	$ 3,406	$ 3,036	$ 5,035
Employee costs	738	3,215	2,824	2,998
Professional fees	836	1,603	2,144	8,374
General and administrative expense gross	2,940	8,224	8,004	16,407
Depreciation	29	79	70	72
Share-based compensation	1,078	2,338	2,806	3,146
General and administrative expense	$ 4,047	$ 10,641	$ 10,880	$ 19,625